Accounts Receivable, Net - Provisions for Doubtful Accounts (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable Net
Balance at Beginning of Period	$ (3,275)	$ (2,884)	$ (2,489)
Charges to Costs and Expenses	(320)	(391)	(541)
Amount Utilized	248	0	146
Balance at End of Period	$ (3,347)	$ (3,275)	$ (2,884)